Quarterly Holdings Report
for
Fidelity® SAI Japan Stock Index Fund
January 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
JSI-NPRT1-0426
1.9903808.104
Common Stocks - 99.7%
	Shares	Value ($)
JAPAN - 99.7%
Communication Services - 7.0%
Diversified Telecommunication Services - 0.6%
NTT Inc	3,883,900	3,902,854
Entertainment - 2.2%
Capcom Co Ltd	45,000	1,147,002
Konami Group Corp	13,100	1,902,022
Nexon Co Ltd	48,200	1,147,070
Nintendo Co Ltd	143,500	8,886,318
Toho Co Ltd/Tokyo	13,700	697,305
		13,779,717
Interactive Media & Services - 0.1%
LY Corp	357,800	916,118
Wireless Telecommunication Services - 4.1%
KDDI Corp	381,000	6,432,795
SoftBank Corp	3,733,100	5,074,250
SoftBank Group Corp	496,800	13,566,310
		25,073,355
TOTAL COMMUNICATION SERVICES		43,672,044
Consumer Discretionary - 15.8%
Automobile Components - 1.9%
Aisin Corp	64,100	1,144,612
Bridgestone Corp	148,400	3,341,116
Denso Corp	227,000	3,149,572
Sumitomo Electric Industries Ltd	92,900	4,036,312
		11,671,612
Automobiles - 6.4%
Honda Motor Co Ltd	480,400	4,831,641
Isuzu Motors Ltd	69,600	1,117,576
Nissan Motor Co Ltd (b)	289,600	705,860
Subaru Corp	76,200	1,635,875
Suzuki Motor Corp	204,300	2,780,809
Toyota Motor Corp	1,231,800	27,919,372
Yamaha Motor Co Ltd	119,100	895,404
		39,886,537
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	247,800	1,467,110
Rakuten Group Inc (b)	197,100	1,178,066
Ryohin Keikaku Co Ltd	65,700	1,307,972
		3,953,148
Hotels, Restaurants & Leisure - 0.5%
Oriental Land Co Ltd/Japan	140,400	2,457,900
Zensho Holdings Co Ltd	12,500	676,612
		3,134,512
Household Durables - 3.8%
Panasonic Holdings Corp	303,100	4,155,713
Sekisui House Ltd	77,600	1,723,887
Sony Group Corp	799,300	17,622,894
		23,502,494
Leisure Products - 0.5%
Bandai Namco Holdings Inc	76,000	1,969,243
Shimano Inc	9,700	1,105,679
		3,074,922
Specialty Retail - 1.8%
Fast Retailing Co Ltd	24,800	9,422,590
Nitori Holdings Co Ltd	52,100	890,596
Sanrio Co Ltd	23,200	712,820
ZOZO Inc	58,000	478,211
		11,504,217
Textiles, Apparel & Luxury Goods - 0.3%
Asics Corp	90,740	2,178,206
TOTAL CONSUMER DISCRETIONARY		98,905,648
Consumer Staples - 4.3%
Beverages - 0.7%
Asahi Group Holdings Ltd	197,700	2,059,908
Kirin Holdings Co Ltd	101,000	1,561,075
Suntory Beverage & Food Ltd	18,100	569,923
		4,190,906
Consumer Staples Distribution & Retail - 1.5%
Aeon Co Ltd	289,400	3,955,034
Kobe Bussan Co Ltd	19,600	481,894
MatsukiyoCocokara & Co	42,700	683,708
Seven & i Holdings Co Ltd	270,800	3,878,020
Tsuruha Holdings Inc	31,100	495,558
		9,494,214
Food Products - 0.6%
Ajinomoto Co Inc	117,600	2,674,800
Kikkoman Corp	88,200	792,466
		3,467,266
Household Products - 0.1%
Unicharm Corp	145,200	881,370
Personal Care Products - 0.5%
Kao Corp	60,600	2,424,151
Shiseido Co Ltd	52,000	883,355
		3,307,506
Tobacco - 0.9%
Japan Tobacco Inc	156,000	5,638,105
TOTAL CONSUMER STAPLES		26,979,367
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
ENEOS Holdings Inc	351,800	2,951,747
Idemitsu Kosan Co Ltd	100,500	848,431
Inpex Corp	114,600	2,549,546
TOTAL ENERGY		6,349,724
Financials - 17.7%
Banks - 11.2%
Chiba Bank Ltd/The	73,300	987,058
Japan Post Bank Co Ltd	232,371	4,114,090
Mitsubishi UFJ Financial Group Inc	1,490,100	26,986,260
Mizuho Financial Group Inc	323,600	14,050,046
Resona Holdings Inc	269,900	3,147,071
Sumitomo Mitsui Financial Group Inc	476,300	16,761,212
Sumitomo Mitsui Trust Group Inc	82,500	2,755,401
Yokohama Financial Group Inc	133,900	1,214,756
		70,015,894
Capital Markets - 1.3%
Daiwa Securities Group Inc	173,400	1,684,588
Japan Exchange Group Inc	129,000	1,407,677
Nomura Holdings Inc	390,600	3,539,750
SBI Holdings Inc	73,000	1,643,396
		8,275,411
Financial Services - 1.0%
Mitsubishi HC Capital Inc	114,400	997,193
ORIX Corp	151,200	4,607,881
Sony Financial Group Inc (b)	789,900	793,677
		6,398,751
Insurance - 4.2%
Dai-ichi Life Holdings Inc	457,000	3,993,878
Japan Post Holdings Co Ltd	231,800	2,777,676
Japan Post Insurance Co Ltd	24,200	746,672
MS&AD Insurance Group Holdings Inc	167,200	4,259,852
Sompo Holdings Inc	115,400	3,979,514
T&D Holdings Inc	60,100	1,476,869
Tokio Marine Holdings Inc	238,800	8,900,685
		26,135,146
TOTAL FINANCIALS		110,825,202
Health Care - 6.3%
Health Care Equipment & Supplies - 1.9%
Hoya Corp	44,600	7,455,428
Olympus Corp	148,100	1,761,774
Sysmex Corp	65,500	619,778
Terumo Corp	173,200	2,265,675
		12,102,655
Health Care Technology - 0.1%
M3 Inc	57,400	708,260
Pharmaceuticals - 4.3%
Astellas Pharma Inc	235,200	3,271,608
Chugai Pharmaceutical Co Ltd	87,300	4,986,640
Daiichi Sankyo Co Ltd	233,900	4,284,961
Eisai Co Ltd	34,100	950,689
Kyowa Kirin Co Ltd	30,700	496,822
Otsuka Holdings Co Ltd	56,500	3,373,717
Shionogi & Co Ltd	98,300	2,023,917
Takeda Pharmaceutical Co Ltd	206,800	7,039,413
		26,427,767
TOTAL HEALTH CARE		39,238,682
Industrials - 26.0%
Air Freight & Logistics - 0.1%
SG Holdings Co Ltd	37,500	361,043
Building Products - 0.8%
Agc Inc	25,400	935,349
Daikin Industries Ltd	34,300	4,110,182
		5,045,531
Commercial Services & Supplies - 0.6%
Dai Nippon Printing Co Ltd	51,100	913,797
Secom Co Ltd	51,500	1,886,631
TOPPAN Holdings Inc	30,600	941,964
		3,742,392
Construction & Engineering - 1.0%
Kajima Corp	55,000	2,238,951
Obayashi Corp	82,700	1,863,368
Taisei Corp	19,000	1,889,442
		5,991,761
Electrical Equipment - 2.4%
Fuji Electric Co Ltd	18,400	1,306,642
Fujikura Ltd	32,700	4,135,041
Mitsubishi Electric Corp	247,200	7,715,017
NIDEC CORP	108,500	1,552,067
		14,708,767
Ground Transportation - 1.6%
Central Japan Railway Co	100,400	2,794,151
East Japan Railway Co	125,300	3,151,931
Hankyu Hanshin Holdings Inc	31,200	870,116
Seibu Holdings Inc	27,300	722,367
Tokyo Metro Co Ltd (c)	37,800	403,622
Tokyu Corp	65,000	733,119
West Japan Railway Co	53,300	1,087,973
		9,763,279
Industrial Conglomerates - 3.5%
Hikari Tsushin Inc	2,300	631,771
Hitachi Ltd	595,500	20,663,931
Sekisui Chemical Co Ltd	48,700	860,023
		22,155,725
Machinery - 6.3%
Daifuku Co Ltd	42,000	1,502,947
Ebara Corp	60,100	1,808,126
FANUC Corp	121,300	4,870,753
IHI Corp	133,700	3,082,461
Kawasaki Heavy Industries Ltd	19,600	1,630,589
Komatsu Ltd	123,600	4,730,818
Kubota Corp	127,200	1,947,534
Makita Corp	29,100	1,006,165
MINEBEA MITSUMI Inc	47,200	956,139
Mitsubishi Heavy Industries Ltd	416,600	12,266,345
SMC Corp	7,500	2,915,785
Toyota Industries Corp	21,200	2,706,164
		39,423,826
Marine Transportation - 0.6%
Kawasaki Kisen Kaisha Ltd	45,700	658,214
Mitsui OSK Lines Ltd	44,800	1,400,796
Nippon Yusen KK	53,600	1,761,558
		3,820,568
Passenger Airlines - 0.1%
ANA Holdings Inc	20,800	403,877
Japan Airlines Co Ltd	18,700	353,374
		757,251
Professional Services - 1.5%
Recruit Holdings Co Ltd	182,900	9,634,035
Trading Companies & Distributors - 7.5%
ITOCHU Corp	772,500	9,889,988
Marubeni Corp	183,500	6,064,891
Mitsubishi Corp	418,900	11,128,642
Mitsui & Co Ltd	321,000	10,443,493
MonotaRO Co Ltd	32,600	439,740
Sumitomo Corp	141,700	5,754,308
Toyota Tsusho Corp	89,700	3,249,278
		46,970,340
TOTAL INDUSTRIALS		162,374,518
Information Technology - 14.8%
Electronic Equipment, Instruments & Components - 3.4%
Keyence Corp	25,300	9,226,752
Kyocera Corp	166,900	2,489,049
Murata Manufacturing Co Ltd	216,900	4,406,444
Shimadzu Corp	30,800	828,710
TDK Corp	252,700	3,260,646
Yokogawa Electric Corp	29,700	984,115
		21,195,716
IT Services - 2.6%
Fujitsu Ltd	228,800	6,357,387
NEC Corp	168,500	5,672,558
Nomura Research Institute Ltd	49,100	1,491,465
Obic Co Ltd	42,100	1,168,931
Otsuka Corp	29,600	585,649
TIS Inc	27,600	802,176
		16,078,166
Semiconductors & Semiconductor Equipment - 7.7%
Advantest Corp	99,600	16,414,435
Disco Corp	12,000	5,115,007
Kioxia Holdings Corp (b)	24,500	3,381,494
Lasertec Corp	10,400	2,389,270
Renesas Electronics Corp	231,000	3,840,481
SCREEN Holdings Co Ltd	10,500	1,333,871
Tokyo Electron Ltd	58,200	15,507,919
		47,982,477
Software - 0.1%
Oracle Corp Japan	5,000	337,943
Trend Micro Inc/Japan	16,500	645,031
		982,974
Technology Hardware, Storage & Peripherals - 1.0%
Canon Inc	112,700	3,411,731
FUJIFILM Holdings Corp	145,500	2,906,400
		6,318,131
TOTAL INFORMATION TECHNOLOGY		92,557,464
Materials - 3.4%
Chemicals - 2.4%
Asahi Kasei Corp	168,600	1,633,598
Mitsubishi Chemical Group Corp	166,400	1,096,718
Nippon Paint Holdings Co Ltd	123,200	815,575
Nippon Sanso Holdings Corp	22,500	681,571
Nitto Denko Corp	88,200	1,952,528
Shin-Etsu Chemical Co Ltd	219,300	7,211,590
Toray Industries Inc	180,200	1,325,651
		14,717,231
Metals & Mining - 1.0%
JFE Holdings Inc	74,800	1,008,224
JX Advanced Metals Corp	72,400	1,186,628
Nippon Steel Corp	628,600	2,619,410
Sumitomo Metal Mining Co Ltd	32,100	1,813,920
		6,628,182
TOTAL MATERIALS		21,345,413
Real Estate - 2.3%
Office REITs - 0.1%
Nippon Building Fund Inc	1,012	938,369
Real Estate Management & Development - 2.2%
Daito Trust Construction Co Ltd	38,100	773,332
Daiwa House Industry Co Ltd	72,900	2,477,733
Hulic Co Ltd	59,900	711,786
Mitsubishi Estate Co Ltd	138,200	3,518,403
Mitsui Fudosan Co Ltd	343,500	3,923,083
Sumitomo Realty & Development Co Ltd	79,100	2,195,235
		13,599,572
TOTAL REAL ESTATE		14,537,941
Utilities - 1.1%
Electric Utilities - 0.5%
Chubu Electric Power Co Inc	88,700	1,289,004
Kansai Electric Power Co Inc/The	123,200	1,964,704
		3,253,708
Gas Utilities - 0.6%
Osaka Gas Co Ltd	46,500	1,740,896
Tokyo Gas Co Ltd	41,000	1,813,686
		3,554,582
TOTAL UTILITIES		6,808,290
TOTAL JAPAN		623,594,293
TOTAL COMMON STOCKS (Cost $403,888,417)		623,594,293

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (e) (Cost $337,609)	3.82	338,000	337,663

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $404,226,026)	623,931,956
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,293,539
NET ASSETS - 100.0%	625,225,495

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
OSE TOPIX Contracts (Japan)	7	3/2026	1,617,925	6,004

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $97,902.
At period end, the value of non-cash collateral for securities on loan amounted to $420,061.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	427,784	1,664,281	2,092,050	2,224	(15)	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	459,150	3,907,849	4,366,668	4,699	(331)	-	-	-	0.0%
Total	886,934	5,572,130	6,458,718	6,923	(346)	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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